FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Years Ended December 31, 2023 and 2022

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of Separate Account VA-5NLNY of TFLIC

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA-5NLNY of TFLIC indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA-5NLNY of TFLIC as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Allspring VT Discovery SMID Cap Growth Class 2 Shares	Invesco V.I. Core Equity Series I Shares
American Century VP Balanced Class I Shares	Invesco V.I. High Yield Series I Shares
American Century VP Capital Appreciation Class I Shares	Janus Henderson - Research Institutional Shares
Columbia - Small Company Growth Class 1 Shares	Schwab Government Money Market
Federated Hermes Fund for U.S. Government Securities II	VY JPMorgan Emerging Markets Equity
Federated Hermes Managed Volatility II Primary Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA-5NLNY of TFLIC based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA-5NLNY of TFLIC in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agent or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA-5NLNY of TFLIC since 2014.

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Allspring VT Discovery SMID Cap Growth Class 2 Shares	432.428	$11,421	$8,847	$2	$8,849	71	$125.379675	$125.379675
American Century VP Balanced Class I Shares	13,289.293	101,288	101,663	(1)	101,662	1,842	55.199548	55.199548
American Century VP Capital Appreciation Class I Shares	3,426.849	47,305	48,730	1	48,731	586	83.211853	83.211853
Columbia - Small Company Growth Class 1 Shares	4,762.513	73,778	55,483	-	55,483	716	77.520735	77.520735
Federated Hermes Fund for U.S. Government Securities II	205.352	2,052	1,920	(1)	1,919	88	21.729312	21.729312
Federated Hermes Managed Volatility II Primary Shares	4,734.441	47,495	42,705	(1)	42,704	35,918	1.188943	1.188943
Invesco V.I. Core Equity Series I Shares	1,107.986	34,441	32,453	-	32,453	10,438	3.108981	3.108981
Invesco V.I. High Yield Series I Shares	-	-	-	-	-	-	37.643377	37.643377
Janus Henderson - Research Institutional Shares	5,442.327	191,502	245,721	1	245,722	2,197	111.862729	111.862729
Schwab Government Money Market	22,812.780	22,813	22,813	(4)	22,809	15,460	1.475406	1.475406
VY JPMorgan Emerging Markets Equity	9,024.178	150,508	113,434	(1)	113,433	49,835	2.276150	2.276150

See accompanying notes.	2

Transamerica Financial Life Insurance Company

Separate Acount VA-5NLNY of TFLIC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Allspring VT Discovery SMID Cap Growth Class 2 Shares Subaccount	American Century VP Balanced Class I Shares Subaccount	American Century VP Capital Appreciation Class I Shares Subaccount	Columbia - Small Company Growth Class 1 Shares Subaccount

Net Assets as of December 31, 2021:	$12,052	$29,047	$88,402	$107,120

Investment Income:
Reinvested Dividends	-	961	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	71	634	421	481

Net Investment Income (Loss)	(71)	327	(421)	(481)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,865	3,897	9,508	19,558
Realized Gain (Loss) on Investments	(1)	(40)	341	11,352

Net Realized Capital Gains (Losses) on Investments	2,864	3,857	9,849	30,910
Net Change in Unrealized Appreciation (Depreciation)	(7,417)	(19,268)	(29,591)	(61,224)

Net Gain (Loss) on Investment	(4,553)	(15,411)	(19,742)	(30,314)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,624)	(15,084)	(20,163)	(30,795)

Increase (Decrease) in Net Assets from Contract Transactions	-	74,110	(27,520)	(32,139)

Total Increase (Decrease) in Net Assets	(4,624)	59,026	(47,683)	(62,934)

Net Assets as of December 31, 2022:	$7,428	$88,073	$40,719	$44,186

Investment Income:
Reinvested Dividends	-	1,827	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	69	793	375	424

Net Investment Income (Loss)	(69)	1,034	(375)	(424)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	64	-
Realized Gain (Loss) on Investments	(19)	(39)	(37)	(214)

Net Realized Capital Gains (Losses) on Investments	(19)	(39)	27	(214)
Net Change in Unrealized Appreciation (Depreciation)	1,509	12,594	8,360	11,936

Net Gain (Loss) on Investment	1,490	12,555	8,387	11,722

Net Increase (Decrease) in Net Assets Resulting from Operations	1,421	13,589	8,012	11,298

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	(1)

Total Increase (Decrease) in Net Assets	1,421	13,589	8,012	11,297

Net Assets as of December 31, 2023:	$8,849	$101,662	$48,731	$55,483

See Accompanying Notes. (1) See Footnote 1	3

Transamerica Financial Life Insurance Company

Separate Acount VA-5NLNY of TFLIC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Federated Hermes Fund for U.S. Government Securities II Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount	Invesco V.I. Core Equity Series I Shares Subaccount	Invesco V.I. High Yield Series I Shares Subaccount

Net Assets as of December 31, 2021:	$258,237	$46,335	$33,674	$-

Investment Income:
Reinvested Dividends	4,349	764	264	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,683	347	240	-

Net Investment Income (Loss)	2,666	417	24	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	9,584	4,492	-
Realized Gain (Loss) on Investments	(54,444)	(44)	(40)	-

Net Realized Capital Gains (Losses) on Investments	(54,444)	9,540	4,452	-
Net Change in Unrealized Appreciation (Depreciation)	11,498	(16,667)	(11,621)	-

Net Gain (Loss) on Investment	(42,946)	(7,127)	(7,169)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(40,280)	(6,710)	(7,145)	-

Increase (Decrease) in Net Assets from Contract Transactions	(216,100)	1	-	-

Total Increase (Decrease) in Net Assets	(256,380)	(6,709)	(7,145)	-

Net Assets as of December 31, 2022:	$1,857	$39,626	$26,529	$-

Investment Income:
Reinvested Dividends	47	745	221	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15	339	250	-

Net Investment Income (Loss)	32	406	(29)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	714	-
Realized Gain (Loss) on Investments	(1)	(75)	(79)	-

Net Realized Capital Gains (Losses) on Investments	(1)	(75)	635	-
Net Change in Unrealized Appreciation (Depreciation)	32	2,747	5,317	-

Net Gain (Loss) on Investment	31	2,672	5,952	-

Net Increase (Decrease) in Net Assets Resulting from Operations	63	3,078	5,923	-

Increase (Decrease) in Net Assets from Contract Transactions	(1)	-	1	-

Total Increase (Decrease) in Net Assets	62	3,078	5,924	-

Net Assets as of December 31, 2023:	$1,919	$42,704	$32,453	$-

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Financial Life Insurance Company

Separate Acount VA-5NLNY of TFLIC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Janus Henderson - Research Institutional Shares Subaccount	Schwab Government Money Market Subaccount	VY JPMorgan Emerging Markets Equity Subaccount

Net Assets as of December 31, 2021:	$248,970	$21,801	$162,741

Investment Income:
Reinvested Dividends	1,368	314	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,632	183	991

Net Investment Income (Loss)	(264)	131	(991)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	33,433	-	31,678
Realized Gain (Loss) on Investments	293	-	1,337

Net Realized Capital Gains (Losses) on Investments	33,726	-	33,015
Net Change in Unrealized Appreciation (Depreciation)	(109,350)	-	(73,211)

Net Gain (Loss) on Investment	(75,624)	-	(40,196)

Net Increase (Decrease) in Net Assets Resulting from Operations	(75,888)	131	(41,187)

Increase (Decrease) in Net Assets from Contract Transactions	1	(1)	(14,453)

Total Increase (Decrease) in Net Assets	(75,887)	130	(55,640)

Net Assets as of December 31, 2022:	$173,083	$21,931	$107,101

Investment Income:
Reinvested Dividends	303	1,067	2,148
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,778	188	931

Net Investment Income (Loss)	(1,475)	879	1,217

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	321	-	(405)

Net Realized Capital Gains (Losses) on Investments	321	-	(405)
Net Change in Unrealized Appreciation (Depreciation)	73,794	-	5,520

Net Gain (Loss) on Investment	74,115	-	5,115

Net Increase (Decrease) in Net Assets Resulting from Operations	72,640	879	6,332

Increase (Decrease) in Net Assets from Contract Transactions	(1)	(1)	-

Total Increase (Decrease) in Net Assets	72,639	878	6,332

Net Assets as of December 31, 2023:	$245,722	$22,809	$113,433

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2023

1. Organization

Separate Account VA-5NLNY of TFLIC (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Distinct AssetsSM Variable Annuity (NY).

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Allspring Variable Trust:	Allspring Variable Trust:
Allspring VT Discovery SMID Cap Growth Class 2 Shares	Allspring VT Discovery SMID Cap Growth Fund Class 2 Shares
American Century Investments Variable Portfolios, Inc.:	American Century Investments Variable Portfolios, Inc.:
American Century VP Balanced Class I Shares	American Century VP Balanced Class I Shares
American Century VP Capital Appreciation Class I Shares	American Century VP Capital Appreciation Class I Shares
Columbia Funds Variable Insurance Trust:	Columbia Funds Variable Insurance Trust:
Columbia - Small Company Growth Class 1 Shares	Columbia - Small Company Growth Fund Class 1 Shares
Federated Insurance Series:	Federated Insurance Series:
Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Primary Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Core Equity Series I Shares	Invesco V.I. Core Equity Fund Series I Shares
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares
Janus Aspen Series:	Janus Aspen Series:
Janus Henderson - Research Institutional Shares	Janus Henderson - Research Portfolio Institutional Shares
Schwab Annuity Portfolios:	Schwab Annuity Portfolios:
Schwab Government Money Market	Schwab Government Money Market Portfolio
Voya Investors Trust:	Voya Investors Trust:
VY JPMorgan Emerging Markets Equity	VY JPMorgan Emerging Markets Equity Portfolio

The following subaccount name changes were made effective during the fiscal year ended December 31, 2023:

Subaccount	Formerly

Allspring VT Discovery SMID Cap Growth Class 2 Shares	Allspring VT Discovery Class 2 Shares

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales
Allspring VT Discovery SMID Cap Growth Class 2 Shares	$ -	$69
American Century VP Balanced Class I Shares	1,827	793
American Century VP Capital Appreciation Class I Shares	64	376
Columbia - Small Company Growth Class 1 Shares	-	425
Federated Hermes Fund for U.S. Government Securities II	47	15
Federated Hermes Managed Volatility II Primary Shares	745	339
Invesco V.I. Core Equity Series I Shares	936	250
Invesco V.I. High Yield Series I Shares	-	-
Janus Henderson - Research Institutional Shares	303	1,779
Schwab Government Money Market	1,067	188
VY JPMorgan Emerging Markets Equity	2,148	932

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Allspring VT Discovery SMID Cap Growth Class 2 Shares	-	-	-	-	-	-
American Century VP Balanced Class I Shares	-	-	-	1,343	1	1,344
American Century VP Capital Appreciation Class I Shares	-	-	-	-	(320)	(320)
Columbia - Small Company Growth Class 1 Shares	-	-	-	-	(389)	(389)
Federated Hermes Fund for U.S. Government Securities II	-	-	-	-	(10,559)	(10,559)
Federated Hermes Managed Volatility II Primary Shares	-	-	-	-	-	-
Invesco V.I. Core Equity Series I Shares	-	-	-	-	-	-
Invesco V.I. High Yield Series I Shares	-	-	-	-	-	-
Janus Henderson - Research Institutional Shares	-	-	-	-	-	-
Schwab Government Money Market	-	-	-	-	-	-
VY JPMorgan Emerging Markets Equity	-	-	-	-	(5,810)	(5,810)

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Allspring VT Discovery SMID Cap Growth Class 2 Shares	$-	$-	$-	$-	$-	$-
American Century VP Balanced Class I Shares	-	-	-	74,110	-	74,110
American Century VP Capital Appreciation Class I Shares	-	-	-	-	(27,520)	(27,520)
Columbia - Small Company Growth Class 1 Shares	-	(1)	(1)	-	(32,139)	(32,139)
Federated Hermes Fund for U.S. Government Securities II	-	(1)	(1)	-	(216,100)	(216,100)
Federated Hermes Managed Volatility II Primary Shares	-	-	-	-	1	1
Invesco V.I. Core Equity Series I Shares	-	1	1	-	-	-
Invesco V.I. High Yield Series I Shares	-	-	-	-	-	-
Janus Henderson - Research Institutional Shares	-	(1)	(1)	-	1	1
Schwab Government Money Market	-	(1)	(1)	-	(1)	(1)
VY JPMorgan Emerging Markets Equity	-	-	-	-	(14,453)	(14,453)

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Allspring VT Discovery SMID Cap Growth Class 2 Shares
12/31/2023	71	$125.38	to	$125.38	$8,849	-%	0.85%	to	0.85%	19.13%	to	19.13%
12/31/2022	71	105.24	to	105.24	7,428	-	0.85	to	0.85	(38.37)	to	(38.37)
12/31/2021	71	170.77	to	170.77	12,052	-	0.85	to	0.85	(5.84)	to	(5.84)
12/31/2020	152	181.37	to	181.37	27,625	-	0.85	to	0.85	61.28	to	61.28
12/31/2019	152	112.46	to	112.46	17,129	-	0.85	to	0.85	37.85	to	37.85
American Century VP Balanced Class I Shares
12/31/2023	1,842	55.20	to	55.20	101,662	1.94	0.85	to	0.85	15.43	to	15.43
12/31/2022	1,842	47.82	to	47.82	88,073	1.27	0.85	to	0.85	(17.96)	to	(17.96)
12/31/2021	498	58.29	to	58.29	29,047	0.72	0.85	to	0.85	14.79	to	14.79
12/31/2020	498	50.78	to	50.78	25,303	1.18	0.85	to	0.85	11.58	to	11.58
12/31/2019	498	45.51	to	45.51	22,677	1.55	0.85	to	0.85	18.84	to	18.84
American Century VP Capital Appreciation Class I Shares
12/31/2023	586	83.21	to	83.21	48,731	-	0.85	to	0.85	19.68	to	19.68
12/31/2022	586	69.53	to	69.53	40,719	-	0.85	to	0.85	(28.72)	to	(28.72)
12/31/2021	906	97.54	to	97.54	88,402	-	0.85	to	0.85	10.22	to	10.22
12/31/2020	1,134	88.50	to	88.50	100,315	-	0.85	to	0.85	41.26	to	41.26
12/31/2019	1,134	62.65	to	62.65	71,016	-	0.85	to	0.85	34.42	to	34.42
Columbia - Small Company Growth Class 1 Shares
12/31/2023	716	77.52	to	77.52	55,483	-	0.85	to	0.85	25.57	to	25.57
12/31/2022	716	61.74	to	61.74	44,186	-	0.85	to	0.85	(36.31)	to	(36.31)
12/31/2021	1,105	96.93	to	96.93	107,120	-	0.85	to	0.85	(3.72)	to	(3.72)
12/31/2020	1,105	100.67	to	100.67	111,259	-	0.85	to	0.85	69.68	to	69.68
12/31/2019	1,181	59.33	to	59.33	70,079	-	0.85	to	0.85	39.51	to	39.51
Federated Hermes Fund for U.S. Government Securities II
12/31/2023	88	21.73	to	21.73	1,919	2.50	0.85	to	0.85	3.31	to	3.31
12/31/2022	88	21.03	to	21.03	1,857	2.20	0.85	to	0.85	(13.28)	to	(13.28)
12/31/2021	10,647	24.25	to	24.25	258,237	2.02	0.85	to	0.85	(2.87)	to	(2.87)
12/31/2020	10,647	24.97	to	24.97	265,869	2.37	0.85	to	0.85	4.33	to	4.33
12/31/2019	10,647	23.94	to	23.94	254,846	2.38	0.85	to	0.85	5.01	to	5.01
Federated Hermes Managed Volatility II Primary Shares
12/31/2023	35,918	1.19	to	1.19	42,704	1.85	0.85	to	0.85	7.77	to	7.77
12/31/2022	35,918	1.10	to	1.10	39,626	1.86	0.85	to	0.85	(14.48)	to	(14.48)
12/31/2021	35,918	1.29	to	1.29	46,335	2.18	0.85	to	0.85	17.51	to	17.51
12/31/2020	47,496	1.10	to	1.10	52,141	2.60	0.85	to	0.85	0.08	to	0.08
12/31/2019	51,309	1.10	to	1.10	56,282	2.85	0.85	to	0.85	19.21	to	19.21
Invesco V.I. Core Equity Series I Shares
12/31/2023	10,438	3.11	to	3.11	32,453	0.75	0.85	to	0.85	22.33	to	22.33
12/31/2022	10,438	2.54	to	2.54	26,529	0.93	0.85	to	0.85	(21.22)	to	(21.22)
12/31/2021	10,438	3.23	to	3.23	33,674	0.62	0.85	to	0.85	26.66	to	26.66
12/31/2020	14,873	2.55	to	2.55	37,879	1.38	0.85	to	0.85	12.89	to	12.89
12/31/2019	14,873	2.26	to	2.26	33,553	0.48	0.85	to	0.85	27.88	to	27.88
Invesco V.I. High Yield Series I Shares
12/31/2023	-	37.64	to	37.64	-	-	0.85	to	0.85	9.25	to	9.25
12/31/2022	-	34.46	to	34.46	-	-	0.85	to	0.85	(10.32)	to	(10.32)
12/31/2021	-	38.42	to	38.42	-	-	0.85	to	0.85	3.50	to	3.50
12/31/2020	-	37.12	to	37.12	-	-	0.85	to	0.85	2.45	to	2.45
12/31/2019	176	36.23	to	36.23	6,377	5.90	0.85	to	0.85	12.55	to	12.55

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Janus Henderson - Research Institutional Shares
12/31/2023	2,197	$111.86	to	$111.86	$245,722	0.14%	0.85%	to	0.85%	41.97%	to	41.97%
12/31/2022	2,197	78.79	to	78.79	173,083	0.71	0.85	to	0.85	(30.48)	to	(30.48)
12/31/2021	2,197	113.34	to	113.34	248,970	0.10	0.85	to	0.85	19.32	to	19.32
12/31/2020	2,636	94.99	to	94.99	250,368	0.54	0.85	to	0.85	31.83	to	31.83
12/31/2019	2,777	72.05	to	72.05	200,066	0.42	0.85	to	0.85	34.38	to	34.38
Schwab Government Money Market
12/31/2023	15,460	1.48	to	1.48	22,809	4.78	0.85	to	0.85	4.00	to	4.00
12/31/2022	15,460	1.42	to	1.42	21,931	1.44	0.85	to	0.85	0.60	to	0.60
12/31/2021	15,460	1.41	to	1.41	21,801	0.06	0.85	to	0.85	(0.78)	to	(0.78)
12/31/2020	15,466	1.42	to	1.42	21,982	0.30	0.85	to	0.85	(0.56)	to	(0.56)
12/31/2019	16,561	1.43	to	1.43	23,671	1.98	0.85	to	0.85	1.05	to	1.05
VY JPMorgan Emerging Markets Equity
12/31/2023	49,835	2.28	to	2.28	113,433	1.95	0.85	to	0.85	5.91	to	5.91
12/31/2022	49,835	2.15	to	2.15	107,101	-	0.85	to	0.85	(26.52)	to	(26.52)
12/31/2021	55,645	2.92	to	2.92	162,741	-	0.85	to	0.85	(10.60)	to	(10.60)
12/31/2020	55,645	3.27	to	3.27	182,045	0.60	0.85	to	0.85	32.61	to	32.61
12/31/2019	57,401	2.47	to	2.47	141,607	0.14	0.85	to	0.85	31.00	to	31.00

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $25, proportionately from the subaccounts’ unit values. An annual charge of 0.70% is deducted from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2023

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.